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                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                      SUPPLEMENT DATED SEPTEMBER 13, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY SMALL COMPANY EQUITY FUND

    On page 55, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is William M. Garrison. He has been a Vice President of the Adviser and has been primarily responsible for the day-to-day management of the Fund's investment portfolio since June 2002. Mr. Garrison is also a Senior Vice President of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, where he has been employed since 1989 and has managed various investment portfolios since 1998.

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND

                                  TRUST SHARES

                      SUPPLEMENT DATED SEPTEMBER 13, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY SMALL COMPANY EQUITY FUND

    On page 49, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is William M. Garrison. He has been a Vice President of the Adviser and has been primarily responsible for the day-to-day management of the Fund's investment portfolio since June 2002. Mr. Garrison is also a Senior Vice President of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, where he has been employed since 1989 and has managed various investment portfolios since 1998.